Average Annual Total Returns - FidelityInternationalDiscoveryK6Fund-PRO - FidelityInternationalDiscoveryK6Fund-PRO - Fidelity International Discovery K6 Fund	Dec. 30, 2022
Fidelity International Discovery K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.20%
Since Inception	17.54%
MS001
Average Annual Return:
Past 1 year	11.48%
Since Inception	11.49%	[1]

[1]	A From June 13, 2019